Description of Business and Organization - Consolidated operating results and cash flows of Group VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Total revenues	¥ 3,131,624	$ 491,420	¥ 6,019,681	¥ 6,845,580
Net income (loss)	(565,732)	(88,776)	(87,417)	161,671
Net cash provided by (used in) operating activities	(381,461)	(59,860)	(901,888)	(244,322)
Net cash used in investing activities	(14,156)	(2,221)	(337)	16,565
Net cash provided by (used in) financing activities	(158,410)	(24,858)	705,483	54,354
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	(4,661)	(731)	(27,790)	1,132
Net increase (decrease) in cash, cash equivalents and restricted cash	(558,688)	(87,670)	(224,532)	(172,271)
Cash, cash equivalents and restricted cash at the beginning of the year	729,604	114,491	954,136	1,126,407
Cash, cash equivalents and restricted cash at the end of the year	170,916	$ 26,821	729,604	954,136
VIEs
Variable interest entity
Total revenues	2,662,614		5,195,430	6,277,535
Net income (loss)	(525,174)		(50,327)	182,443
Net cash provided by (used in) operating activities	(29,233)		(900,928)	290,615
Net cash used in investing activities	(5,582)		(39)	(51,679)
Net cash provided by (used in) financing activities	(406,518)		670,256	54,452
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	10
Net increase (decrease) in cash, cash equivalents and restricted cash	(441,323)		(230,711)	293,388
Cash, cash equivalents and restricted cash at the beginning of the year	609,002		839,713	546,325
Cash, cash equivalents and restricted cash at the end of the year	¥ 167,679		¥ 609,002	¥ 839,713